Class A Shares | Cloud Capital Strategic Mid Cap Fund
CLOUD CAPITAL STRATEGIC MID CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Class A Shares Cloud Capital Strategic Mid Cap Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.75%
Redemption Fee		none
Fee for Redemptions Paid by Wire		15.00
[1]	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge ("CDSC") if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Shares Cloud Capital Strategic Mid Cap Fund Class A
Management Fees	[1]	0.50%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses		1.14%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.05%
Fee Waiver/Expense Reimbursement		(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.81%
[1]	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund's average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund's daily net assets.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Class A Shares Cloud Capital Strategic Mid Cap Fund Class A	748	1,159	1,594	2,799

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Mid Cap Fund’s portfolio turnover was 178.49%.
Principal Investment Strategies
The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of December 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $404 million and $17 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.
Principal Risks
The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.
  Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.
  Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
  Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.
  Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.
  Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.
  Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.
  New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s Institutional Class Shares average annual total returns compare over time to those of a broad-based securities market index. As of the date of this prospectus, Class A shares had not been issued. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 9.48% Worst Quarter: 2nd Quarter, 2012, -4.13%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A Shares Cloud Capital Strategic Mid Cap Fund	One Year	Since Inception	Inception Date
Class I	12.34%	2.45%	Jun. 29, 2011
Class I After Taxes on Distributions	10.58%	1.23%	Jun. 29, 2011
Class I After Taxes on Distributions and Sale of Fund Shares	8.51%	1.54%	Jun. 29, 2011
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	5.38%	Jun. 29, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.